Income tax - Recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-capital losses carried forward
Income tax
Unused tax loss and unused tax credits for which no deferred tax assets recognized	$ 400	$ 15
Note Payable
Income tax
Unused tax loss and unused tax credits for which no deferred tax assets recognized		(15)
Intercompany loan
Income tax
Unused tax loss and unused tax credits for which no deferred tax assets recognized	(327)
ROU assets/Lease liabilities
Income tax
Unused tax loss and unused tax credits for which no deferred tax assets recognized	$ (73)	$ 0